Investment Objectives and Goals	Sep. 30, 2025
Argent Focused Small Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Argent Focused Small Cap ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Argent Focused Small Cap ETF (the “Fund”) seeks long-term capital appreciation.
Argent Large Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Argent Large Cap ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Argent Large Cap ETF (the “Fund”) seeks long-term capital appreciation.
Argent Mid Cap ETF
Prospectus [Line Items]
Risk/Return [Heading]	Argent Mid Cap ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Argent Mid Cap ETF (the “Fund”) seeks to outperform the Russell MidCap® Index over the long term.